Segmental analysis - Adjusted results reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	£ 4,646	£ 6,120	£ 5,900
Change in expected credit losses and other credit impairment charges	(222)	174	(808)
Total operating expenses	(5,353)	(5,462)	(6,705)
Share of profit/(loss) in associates and joint ventures	(30)	191	(1)
(Loss)/profit before tax	(959)	1,023	(1,614)
Operating segments
Disclosure of operating segments [line items]
Revenue	6,782	6,330	5,997
Change in expected credit losses and other credit impairment charges	(222)	174	(808)
Total operating expenses	(4,806)	(5,118)	(5,372)
Share of profit/(loss) in associates and joint ventures	(30)	191	(1)
(Loss)/profit before tax	1,724	1,577	(184)
Significant items
Disclosure of operating segments [line items]
Revenue	(2,136)	(210)	(97)
Change in expected credit losses and other credit impairment charges	0	0	0
Total operating expenses	(547)	(344)	(1,333)
Share of profit/(loss) in associates and joint ventures	0	0	0
(Loss)/profit before tax	£ (2,683)	£ (554)	£ (1,430)